Repurchase Agreements - Additional Information (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Banking and Thrift [Abstract]
Investment securities for repurchase agreements	$ 47,700,000
Maximum repurchase balances outstanding	$ 54,800,000	$ 57,400,000